091-09686-fn

For Internal Use Only
Sec File No. 9-

RECEIVED
2010 JUL 28 AM 6:00
SEC / TM

Submit 1 Original
and 4 copies

OMB APPROVAL
OMB Number: 3235-0504
Expires July 31, 2004
Estimated average burden
hours per response. . 2.00

[redacted]

10048265

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
AMENDED FORM 19b-4(e)

**Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934**

**READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM**

**Part I** — **Initial Listing Report**

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:
**EDGA Exchange, Inc**

2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):
**SSGA Funds Management Inc**

3. Class of New Derivative Securities Product:
**Investment Company Unit**

4. Name of Underlying Instrument:
**BIK: S&P BRIC 40 Index; CWI: MSCI ACWI ex-US Index; DGT: Dow Jones Global Titans Index; DWX: S&P International Dividend Opportunites Index; EWX: S&P Emerging Markets Under USD2 Billion Index; FEU: DJ STOXX 50 Index; FEZ: Dow Jones Euro Stoxx 50 Index; GAF: S&P Emerging Middle East & Africa Index; GMF: S&P Emerging Asia Pacific Index; GML: S&P Emerging Latin America Index; GMM: S&P Emerging Markets Index; GUR: S&P Emerging Europe Index; GWL: S&P World ex-US Index; GWX: S&P International Small Cap Index; GXC: S&P China Index**

5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-based:
**The 15 indexes referred to in item 4 above are Broad-Based**

6. Ticker Symbol(s) of New Derivative Securities Product:
**BIK, CWI, DGT, DWX, EWX, FEU, FEZ, GAF, GMF, GML, GMM, GUR, GWL, GWX, GXC**

7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:
**BIK: China, Brazil, Russia, India, Hong Kong; CWI: UK, Japan, France, Canada, Germany; DGT: US, UK, Switzerland, France, Japan; DWX: France, Australia, Canada, Finland, Italy; EWX: Taiwan, China, South Africa, Brazil, India; FEU: UK, Switzerland, Germany, France, Spain; FEZ: France, Germany, Spain, Italy, Netherlands; GAF: South Africa, Israel, Eqypt, Morocco, Jordan; GMF: China, Taiwan, India, Malaysia, Indonesia; GML: Brazil, Mexico, Chile, Peru, Luxembourg; GMM: China, Brazil, Russia, Taiwan, South Africa; GUR: Russia, Poland, Turkey, Hungary, Czech Republic; GWL: UK, Japan, France, Germany, Canada; GWX: Japan, UK, Canada, Australia, Korea; GXC: China**

***(Please note, underlying components may trade on additional exchanges in countries/regions not mentioned here.)***

8. Settlement Methodology of New Derivative Securities Product:
**T+3, Physical Settlement**

9. Position Limits of New Derivative Securities Product (if applicable):
**Not Applicable**

**Part II** — **Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

| | |
|---|---|
| Name of Official Responsible for Form: | **Eric W Hess** |
| Title: | **General Counsel** |
| Telephone Number: | **~~201~~-942-8239** |
| Manual Signature of Official Responsible for Form: | [signature] |
| Date: | **26-Jul-10** |

| | |
|---|---|
| Act | Securities Exchange Act of 1934 |
| Section | 19b-4 |
| Rule | 19b-4(e) |
| Public Availability: | JUL 28 2010 |

RECEIVED
2010 JUL 28 AM 5:48
SEC / TM

DirectEdge

July 26, 2010

Ms. Gail S. Jackson
Paralegal Specialist
U.S. Securities and Exchange Commission
Division of Trading and Markets
100 F Street, NE – Room 6628
Washington, DC 20549

Dear Ms. Jackson:

Enclosed please find 19-b4(e) filings for EDGA Exchange, Inc. and four copies, as requested. Should you have any questions about the documents enclosed, please contact Rebecca Taveirne at 201-942-8284.

Thank you very much.

Edgar Ortega
Legal Assistant

| | |
|---|---|
| Act | Securities Exchange Act of 1934 |
| Section | 19b-4 |
| Rule | 19b-4(e) |
| Public Availability: | JUL 28 2010 |

Direct Edge ECN LLC, 545 Washington Boulevard, Jersey City, NJ 07310 Tel 201.942.8220 Fax 201.557.8019 www.directedge.com